The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period. (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 20,447	$ 27,217	$ 40,569
Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	11,481
Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,485
Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	987
AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,485
Other plans [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	9	26	$ 37
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,520	1,484
Not later than one year [member] | Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	904
Not later than one year [member] | Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	303
Not later than one year [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	57
Not later than one year [member] | AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	247
Not later than one year [member] | Other plans [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	9
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	6,150	5,444
Later than one year and not later than five years [member] | Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,780
Later than one year and not later than five years [member] | Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,231
Later than one year and not later than five years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	245
Later than one year and not later than five years [member] | AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	894
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,615	5,755
Later than five years and not later than ten years [member] | Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,659
Later than five years and not later than ten years [member] | Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	837
Later than five years and not later than ten years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	189
Later than five years and not later than ten years [member] | AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	930
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,193	5,077
Later than ten years and not later than fifteen years [member] | Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,780
Later than ten years and not later than fifteen years [member] | Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	530
Later than ten years and not later than fifteen years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	145
Later than ten years and not later than fifteen years [member] | AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	738
Later Than Five Year And Not Later Than Ten Years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,969	$ 9,457
Later Than Five Year And Not Later Than Ten Years [member] | Petros Pension Plan- Renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,358
Later Than Five Year And Not Later Than Ten Years [member] | Petros Pension Plan- Non- renegotiated [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	584
Later Than Five Year And Not Later Than Ten Years [member] | Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	351
Later Than Five Year And Not Later Than Ten Years [member] | AMS medical plan [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 1,676